Submission	Feb. 03, 2026
Submission [Line Items]
Central Index Key	0001828805
Registrant Name	Aeluma, Inc.
Registration File Number	333-273149
Form Type	S-3
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A